Additional Capital (AT1 securities)	12 Months Ended
Dec. 31, 2025
Additional Capital [Abstract]
Additional Capital (AT1 securities)	27 Borrowings
(a) Loans

	2025	2024
	$m	$m
Short-term borrowings	200.0	152.0
Long-term borrowings	—	—
Total borrowings	200.0	152.0

	2025	2024
	$m	$m
At 1 January	152.0	—
Additions from Group Acquisitions[1]	20.2	—
Repayments	(142.2)	—
Additional draws	170.0	152.0
Total borrowings	200.0	152.0
1.Additions from Group Acquisitions for the year ended 31 December 2025 amounted to $20.2m relating to Darton Group Limited. This balance was fully repaid during the year, and there is no outstanding amount as at 31 December 2025. For further details on this acquisition, refer to Note 12 "Business Combinations".
(b) Secured credit agreements
The Group, through its regulated subsidiary, Marex Capital Markets Inc. ('MCMI') has a $200.0m
(2024: $200.0m) uncommitted securities financing facility arranged by a leading financial institution.
Outstanding borrowing was $200.0m as at 31 December 2025 (2024: $30.0m).
In the ordinary course of its broker-dealer activities, MCMI has appointed The Bank of New York
Mellon to act as its clearing agent ('Clearing Agent') for the purpose of clearing and settling transactions in securities maintained in the Federal Reserve/Treasury book entry system for receiving and delivering
Federal Reserve Board (FRB) Securities ('MCMI Clearing Agreement'). Under the terms of the MCMI
Clearing Agreement, the Clearing Agent may finance, on an overnight basis, failed deliveries of FRB securities and/or the position in FRB Securities collateralized on FRB Securities, subject to certain haircuts. There was no outstanding borrowing as at 31 December 2025 (2024: $nil).
(c) Revolving credit facilities
On 30 June 2023, the Group refinanced its syndicated revolving credit facility (RCF) on improved terms and conditions with HSBC Bank plc. The RCF is unsecured and committed up to $150.0m (31
December 2024: $150.0m) with a renewal date of 30 June 2026. As at 31 December 2025 the facility was undrawn (2024: undrawn). The RCF contains certain financial and other covenants.
Interest on the amount utilized is calculated at a currency risk free rate plus a spread of 210 basis points plus a utilization fee payable dependent on the percentage of utilization. The maximum utilization fee payable is 50 basis points. Interest on the unutilized portion is charged at a fixed percentage rate of
74 basis points (2024: 74 basis points).
The Group, through its regulated subsidiary, MCMI, has access to a $230.0m 364-day (2024:
$125.0m) unsecured committed revolving credit facility arranged by a leading financial institution. Interest on the amount utilized is calculated as the US prime rate less 25 basis points. There was no outstanding borrowing under this facility as at 31 December 2025 (2024: $122.0m). The credit facility agreement contains certain financial and other covenants.
31      Additional Capital (AT1 securities)
The Group has $97.6m of AT1 securities (2024: $97.6m) which are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable. In
2025, there was no new issuance of AT1 securities (2024: no new issuance). There were no redemptions in 2025 (2024: no redemptions).
Interest on the securities, at a fixed rate of 13.25% per annum, is payable semi-annually in arrears in equal instalments on 30 June and 30 December in each year, commencing on 30 December 2022. On the first reset date on 30 December 2027, in the event that the securities are not redeemed, interest will be reset to the five-year semi-annual US treasury securities yield plus a margin of 10.158% per annum.
The interest payment is fully discretionary and non-cumulative, and conditional upon the Group being solvent at the time of payment, having sufficient distributable reserves and not being required by the regulatory authorities to cancel an interest payment.
Distributions of $13.3m were made in 2025 (2024: $13.3m) on the AT1 securities.
The securities are perpetual securities with no fixed redemption date. The Group may, in its sole and full discretion, subject to regulatory approval, redeem all (but not some only) of the securities on any day falling in the period commencing on (and including) 30 June 2027 and ending on (and including) the first reset date or on any interest payment date thereafter at the prevailing principal amount together with accrued but unpaid interest. In addition, the securities are redeemable at the option of the Group for certain regulatory or tax reasons, subject to regulatory approval.
The securities, which do not carry voting rights, rank pari passu with holders of Tier 1 instruments
(excluding the Company’s Ordinary shares). They rank ahead of the holders of ordinary share capital of the Company but junior to the claims of senior creditors of the Group.
All AT1 securities will be converted into ordinary shares, at a pre-determined price, should the
Group’s Investment Firms Prudential Regime CET1 Ratio fall to less than 64%. As of December 2025, the
Group had a CET1 ratio of 206% (2024: 202%), with headroom of $524.5m (2024: $414.3m ).